INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Value, at the beginning of the year	$ 1,973,865
Value, at the end of the year	1,896,375	$ 1,973,865
Intangible assets other than goodwill
Intangible assets	1,896,375	1,973,865
Accumulated Depreciation And Amortisation
Intangible assets
Value, at the beginning of the year	(1,038,156)	(873,988)
Amortization	(116,261)	(191,432)
Currency translation adjustments	1,232	(1,873)
Decreases	27,689	29,137
Value, at the end of the year	(1,125,496)	(1,038,156)
Intangible assets other than goodwill
Intangible assets	(1,125,496)	(1,038,156)
Accumulated Depreciation And Amortisation | 5G licenses
Intangible assets
Value, at the beginning of the year	(4,719)
Amortization	(18,881)	(4,719)
Value, at the end of the year	(23,600)	(4,719)
Intangible assets other than goodwill
Intangible assets	(23,600)	(4,719)
Accumulated Depreciation And Amortisation | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(333,259)	(276,375)
Amortization	(56,980)	(56,884)
Value, at the end of the year	(390,239)	(333,259)
Intangible assets other than goodwill
Intangible assets	(390,239)	(333,259)
Accumulated Depreciation And Amortisation | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	(25,589)	(22,175)
Amortization	(2,448)	(2,319)
Currency translation adjustments	887	(1,095)
Value, at the end of the year	(27,150)	(25,589)
Intangible assets other than goodwill
Intangible assets	(27,150)	(25,589)
Accumulated Depreciation And Amortisation | Customer relationships
Intangible assets
Value, at the beginning of the year	(560,208)	(466,733)
Amortization	(7,143)	(93,009)
Currency translation adjustments		(466)
Decreases	5,800
Value, at the end of the year	(561,551)	(560,208)
Intangible assets other than goodwill
Intangible assets	(561,551)	(560,208)
Accumulated Depreciation And Amortisation | Brands
Intangible assets
Value, at the beginning of the year	(4,475)	(4,475)
Decreases	(24)
Value, at the end of the year	(4,499)	(4,475)
Intangible assets other than goodwill
Intangible assets	(4,499)	(4,475)
Accumulated Depreciation And Amortisation | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	(24,390)	(34,200)
Amortization	(13,787)	(19,181)
Currency translation adjustments	165	(146)
Decreases	21,913	29,137
Value, at the end of the year	(16,099)	(24,390)
Intangible assets other than goodwill
Intangible assets	(16,099)	(24,390)
Accumulated Depreciation And Amortisation | Content activation
Intangible assets
Value, at the beginning of the year	(5,814)	(2,454)
Amortization	(2,212)	(3,360)
Value, at the end of the year	(8,026)	(5,814)
Intangible assets other than goodwill
Intangible assets	(8,026)	(5,814)
Accumulated Depreciation And Amortisation | Internally generated software
Intangible assets
Value, at the beginning of the year	(47,972)	(43,656)
Amortization	(9,895)	(4,316)
Value, at the end of the year	(57,867)	(47,972)
Intangible assets other than goodwill
Intangible assets	(57,867)	(47,972)
Accumulated Depreciation And Amortisation | Others
Intangible assets
Value, at the beginning of the year	(31,730)	(23,920)
Amortization	(4,915)	(7,644)
Currency translation adjustments	180	(166)
Value, at the end of the year	(36,465)	(31,730)
Intangible assets other than goodwill
Intangible assets	(36,465)	(31,730)
Intangible assets
Intangible assets
Value, at the beginning of the year	2,047,726
Value, at the end of the year	1,970,252	2,047,726
Intangible assets other than goodwill
Intangible assets	1,970,252	2,047,726
Intangible assets | 5G licenses
Intangible assets
Value, at the beginning of the year	372,824
Value, at the end of the year	353,943	372,824
Intangible assets other than goodwill
Intangible assets	353,943	372,824
Intangible assets | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	502,215
Value, at the end of the year	445,235	502,215
Intangible assets other than goodwill
Intangible assets	445,235	502,215
Intangible assets | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	440,048
Value, at the end of the year	440,048	440,048
Intangible assets other than goodwill
Intangible assets	440,048	440,048
Intangible assets | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	86,820
Value, at the end of the year	78,320	86,820
Intangible assets other than goodwill
Intangible assets	78,320	86,820
Intangible assets | Customer relationships
Intangible assets
Value, at the beginning of the year	29,119
Value, at the end of the year	25,389	29,119
Intangible assets other than goodwill
Intangible assets	25,389	29,119
Intangible assets | Brands
Intangible assets
Value, at the beginning of the year	550,315
Value, at the end of the year	550,315	550,315
Intangible assets other than goodwill
Intangible assets	550,315	550,315
Intangible assets | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	14,640
Value, at the end of the year	8,468	14,640
Intangible assets other than goodwill
Intangible assets	8,468	14,640
Intangible assets | Content activation
Intangible assets
Value, at the beginning of the year	2,450
Value, at the end of the year	2,289	2,450
Intangible assets other than goodwill
Intangible assets	2,289	2,450
Intangible assets | Internally generated software
Intangible assets
Value, at the beginning of the year	39,810
Value, at the end of the year	62,634	39,810
Intangible assets other than goodwill
Intangible assets	62,634	39,810
Intangible assets | Others
Intangible assets
Value, at the beginning of the year	9,485
Value, at the end of the year	3,611	9,485
Intangible assets other than goodwill
Intangible assets	$ 3,611	$ 9,485